CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
REVENUES	$ 12,158,102	$ 12,543,556	$ 11,219,559
COST OF GOODS SOLD	(9,961,988)	(11,231,253)	(9,641,408)
GROSS PROFIT	2,196,114	1,312,303	1,578,151
SELLING AND MARKETING EXPENSES	(105,473)	(150,152)	(169,111)
GENERAL AND ADMINISTRATIVE EXPENSES	(4,208,197)	(2,902,040)	(2,417,289)
FINANCE COSTS	(147,588)	(57,774)	(29,109)
LOSS FROM OPERATIONS	(2,265,144)	(1,797,663)	(1,037,358)
OTHER INCOME (EXPENSES)
Interest income	27,928	199	251
Foreign exchange gain	125,480	9,318	(207,884)
Other income	455,833	401,631	229,643
Total other income, net	609,241	411,148	22,010
LOSS BEFORE PROVISION FOR INCOME TAXES	(1,655,903)	(1,386,515)	(1,015,348)
PROVISION FOR INCOME TAXES	0	0	0
NET LOSS	(1,655,903)	(1,386,515)	(1,015,348)
COMPREHENSIVE LOSS
Net loss	(1,655,903)	(1,386,515)	(1,015,348)
Foreign currency translation adjustment	(420,941)	52,289	573,697
COMPREHENSIVE LOSS	$ (2,076,844)	$ (1,334,226)	$ (441,651)
Basic and diluted earnings per share
Earnings per share, basic	$ (0.11)	$ (0.11)	$ (0.08)
Earnings per share, diluted	$ (0.11)	$ (0.11)	$ (0.08)
Basic and diluted weighted-average number of shares
Weighted-average number of shares, basic	15,342,849	13,000,000	13,000,000
Weighted-average number of shares, diluted	15,342,849	13,000,000	13,000,000